Note B - Securities (Details) - Amortized Cost and Estimated Fair Value of Held-to-Maturity Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 22,826	$ 23,511
Gross Unrecognized Gains	579	1,178
Gross Unrecognized Losses	(421)	(65)
Estimated Fair Value	22,984	24,624
US States and Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	22,814	23,494
Gross Unrecognized Gains	579	1,178
Gross Unrecognized Losses	(421)	(65)
Estimated Fair Value	22,972	24,607
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12	17
Estimated Fair Value	$ 12	$ 17